Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.18%
Australia–3.13%
Dexus	123,930	$998,464
Goodman Group	97,329	931,319
GPT Group (The)	173,717	723,107
Mirvac Group	572,848	1,184,751
Scentre Group	787,331	2,090,449
		5,928,090
Brazil–0.56%
BR Malls Participacoes S.A.	112,725	390,948
BR Properties S.A.	54,800	155,499
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	36,600	211,851
Multiplan Empreendimentos Imobiliarios S.A.	43,200	299,960
		1,058,258
Canada–2.72%
Allied Properties REIT	34,972	1,414,085
Canadian Apartment Properties REIT	16,106	662,184
H&R REIT	26,681	465,812
Killam Apartment REIT	70,471	1,065,429
SmartCentres REIT	59,811	1,467,228
Summit Industrial Income REIT	7,400	73,338
		5,148,076
Chile–0.09%
Parque Arauco S.A.	60,410	172,328
China–5.32%
Agile Group Holdings Ltd.	132,000	161,258
CapitaLand Retail China Trust	301,256	333,862
China Aoyuan Group Ltd.	188,000	213,415
China Evergrande Group(a)	223,000	477,745
China Jinmao Holdings Group Ltd.	840,000	484,044
China Overseas Land & Investment Ltd.	472,000	1,493,168
China Resources Land Ltd.	336,444	1,402,696
China SCE Group Holdings Ltd.	384,000	177,615
CIFI Holdings Group Co., Ltd.	606,000	356,945
Country Garden Holdings Co. Ltd.	795,000	1,001,425
Guangzhou R&F Properties Co. Ltd., H Shares	78,400	118,772
Jiayuan International Group Ltd.	106,000	44,243
KWG Group Holdings Ltd.(a)	182,000	160,383
Logan Property Holdings Co. Ltd.	102,000	145,447
Longfor Group Holdings Ltd.(b)	178,000	667,498
Ronshine China Holdings Ltd.(a)(b)	121,500	141,848
Shenzhen Investment Ltd.	496,000	183,540
Shimao Property Holdings Ltd.	279,000	810,482
SOHO China Ltd.	213,500	61,173
Shares		Value
China–(continued)
Sunac China Holdings Ltd.	260,000	$1,051,555
Times China Holdings Ltd.	130,000	203,795
Yanlord Land Group Ltd.	72,800	61,657
Yuexiu Property Co. Ltd.	1,468,000	319,649
		10,072,215
France–1.49%
ICADE	9,779	874,542
Unibail-Rodamco-Westfield	13,173	1,920,375
Unibail-Rodamco-Westfield	159	23,179
		2,818,096
Germany–4.78%
Aroundtown S.A.	167,421	1,369,342
Deutsche Wohnen S.E.	39,977	1,459,827
Grand City Properties S.A.	64,584	1,452,900
LEG Immobilien AG	10,607	1,214,177
Vonovia S.E.	70,038	3,552,867
		9,049,113
Hong Kong–5.93%
CK Asset Holdings Ltd.	216,800	1,476,316
Hang Lung Properties Ltd.	253,000	575,071
K Wah International Holdings Ltd.	120,000	63,633
Kerry Properties Ltd.	43,000	133,075
Link REIT	266,500	2,925,756
Mapletree North Asia Commercial Trust(b)	178,000	170,323
New World Development Co., Ltd.	1,274,000	1,664,272
Sino Land Co., Ltd.	778,000	1,174,229
Sun Hung Kai Properties Ltd.	109,000	1,575,813
Swire Properties Ltd.	166,400	524,517
Wharf Real Estate Investment Co., Ltd.	154,000	844,282
Yuexiu REIT	156,000	100,026
		11,227,313
India–0.23%
DLF Ltd.	114,213	251,195
Embassy Office Parks REIT(a)	10,800	61,120
Oberoi Realty Ltd.	16,584	119,074
		431,389
Indonesia–0.16%
PT Bumi Serpong Damai Tbk	993,700	97,360
PT Pakuwon Jati Tbk	2,320,400	108,928
PT Summarecon Agung Tbk	1,301,200	105,910
		312,198
Ireland–0.29%
Green REIT PLC	268,330	557,587

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Japan–10.94%
Activia Properties, Inc.	191	$975,268
Advance Residence Investment Corp.	216	709,820
Comforia Residential REIT, Inc	301	966,036
Daiwa Office Investment Corp.	232	1,800,369
Invincible Investment Corp.	496	306,039
Japan Hotel REIT Investment Corp.	1,051	783,498
Japan Real Estate Investment Corp.	81	543,164
Japan Rental Housing Investments, Inc.	715	658,268
Japan Retail Fund Investment Corp.	327	691,387
Kenedix Office Investment Corp.	72	568,706
LaSalle Logiport REIT	304	435,367
Mitsubishi Estate Co., Ltd.	80,120	1,551,399
Mitsui Fudosan Co., Ltd.	122,858	3,057,642
Mitsui Fudosan Logistics Park, Inc.	163	679,305
Mori Hills REIT Investment Corp.	563	893,646
Nippon Accommodations Fund, Inc.	11	68,473
Nippon Prologis REIT, Inc.	293	802,382
Nomura Real Estate Holdings, Inc.	25,400	550,821
Nomura Real Estate Master Fund, Inc.	419	756,557
ORIX JREIT, Inc.	583	1,272,944
Sumitomo Realty & Development Co., Ltd.	29,689	1,134,703
Tokyu Fudosan Holdings Corp.	185,100	1,186,169
Tokyu REIT, Inc.	168	319,633
		20,711,596
Malaysia–0.14%
IOI Properties Group Bhd.	394,600	107,467
Mah Sing Group Bhd.	291,200	52,174
Sime Darby Property Bhd	504,900	101,489
		261,130
Malta–0.00%
BGP Holdings PLC, (Acquired 08/06/2009; Cost $0)(a)(b)(c)	1,355,927	0
Mexico–0.49%
Fibra Uno Administracion S.A. de C.V.	345,400	504,780
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	225,200	283,126
PLA Administradora Industrial, S. de R.L. de C.V.	96,200	148,829
		936,735
Netherlands–0.28%
InterXion Holding N.V.(a)	6,423	523,218
Philippines–0.89%
Altus San Nicolas Corp.(a)(c)	4,684	469
Ayala Land, Inc.	812,230	775,341
Megaworld Corp.	1,238,300	104,468
Robinsons Land Corp.	243,300	115,030
SM Prime Holdings, Inc.	954,800	685,559
		1,680,867
Shares		Value
Singapore–2.12%
Ascendas REIT	321,600	$726,538
CapitaLand Commercial Trust	372,500	557,459
CapitaLand Ltd.	353,400	905,194
CapitaLand Mall Trust	319,600	608,461
City Developments Ltd.	73,000	520,338
Mapletree Commercial Trust	266,500	441,596
Mapletree Logistics Trust	210,200	246,595
		4,006,181
South Africa–0.66%
Growthpoint Properties Ltd.	374,398	571,184
Hyprop Investments Ltd.	42,310	172,942
Redefine Properties Ltd.	621,965	321,952
SA Corporate Real Estate Ltd.	881,591	185,130
		1,251,208
Spain–1.02%
Inmobiliaria Colonial Socimi, S.A.	74,515	899,058
Merlin Properties SOCIMI, S.A.	73,913	1,032,636
		1,931,694
Sweden–1.77%
Fabege AB	68,831	1,133,984
Hufvudstaden AB, Class A	60,643	1,097,701
Wihlborgs Fastigheter AB	69,289	1,126,074
		3,357,759
Switzerland–0.76%
Swiss Prime Site AG(a)	14,722	1,441,526
Thailand–0.46%
AP Thailand PCL, Foreign Shares	268,400	59,270
Central Pattana PCL, Foreign Shares	325,300	724,744
Origin Property PCL, Foreign Shares	76,400	19,498
Supalai PCL, Foreign Shares	67,600	39,806
Supalai PCL, NVDR	41,900	24,673
		867,991
Turkey–0.03%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	227,990	56,143
United Arab Emirates–0.06%
Emaar Malls PJSC	203,254	104,002
United Kingdom–3.91%
Assura PLC	951,252	833,927
Big Yellow Group PLC	42,671	545,254
Derwent London PLC	19,346	801,860
Grainger PLC	168,913	511,229
Land Securities Group PLC	117,102	1,233,075
Segro PLC	154,701	1,542,259
Tritax Big Box REIT PLC	528,060	971,322
UNITE Group PLC (The)	29,194	391,981
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United Kingdom–(continued)
Workspace Group PLC	48,624	$575,320
		7,406,227
United States–49.95%
Agree Realty Corp.	24,758	1,811,048
Alexandria Real Estate Equities, Inc.	10,642	1,639,294
American Assets Trust, Inc.	14,396	672,869
American Homes 4 Rent, Class A	73,145	1,893,724
Americold Realty Trust	27,639	1,024,578
AvalonBay Communities, Inc.	26,232	5,648,537
Boston Properties, Inc.	45,119	5,850,129
Camden Property Trust	8,310	922,493
CareTrust REIT, Inc.	24,722	581,091
Crown Castle International Corp.	3,579	497,517
CyrusOne, Inc.	23,307	1,843,584
Digital Realty Trust, Inc.	15,776	2,047,883
EastGroup Properties, Inc.	5,444	680,609
Empire State Realty Trust, Inc., Class A	68,894	983,117
EPR Properties	10,742	825,630
Equity LifeStyle Properties, Inc.	14,405	1,924,508
Equity Residential	23,512	2,028,145
Essential Properties Realty Trust, Inc.	41,369	947,764
Essex Property Trust, Inc.	10,671	3,485,682
Extra Space Storage, Inc.	5,891	688,187
Federal Realty Investment Trust	10,711	1,458,196
Four Corners Property Trust, Inc.	14,918	421,881
Gaming and Leisure Properties, Inc.	14,646	560,063
HCP, Inc.	95,612	3,406,656
Healthcare Realty Trust, Inc.	45,104	1,510,984
Hudson Pacific Properties, Inc.	77,904	2,606,668
Invitation Homes, Inc.	87,183	2,581,489
Liberty Property Trust	23,165	1,189,059
Macerich Co. (The)	52,034	1,643,754
Mid-America Apartment Communities, Inc.	15,778	2,051,298
National Retail Properties, Inc.	10,664	601,450
Omega Healthcare Investors, Inc.	23,221	970,406
Shares		Value
United States–(continued)
Park Hotels & Resorts, Inc.	51,717	$1,291,373
Pebblebrook Hotel Trust	70,861	1,971,353
Prologis, Inc.	65,714	5,600,147
Public Storage	9,468	2,322,216
QTS Realty Trust, Inc., Class A	19,727	1,014,165
Realty Income Corp.	14,277	1,094,760
Regency Centers Corp.	30,372	2,110,550
Retail Opportunity Investments Corp.	82,810	1,509,626
Rexford Industrial Realty, Inc.	23,471	1,033,193
RLJ Lodging Trust	83,590	1,420,194
Simon Property Group, Inc.	23,788	3,702,602
STAG Industrial, Inc.	49,263	1,452,273
Sun Communities, Inc.	17,494	2,596,984
Sunstone Hotel Investors, Inc.	39,151	537,935
Terreno Realty Corp.	21,782	1,112,842
Ventas, Inc.	81,044	5,918,643
VICI Properties, Inc.	67,512	1,529,147
Vornado Realty Trust	27,627	1,759,011
Welltower, Inc.	17,669	1,601,695
		94,577,002
Total Common Stocks & Other Equity Interests (Cost $164,766,973)		185,887,942
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	1,086,310	1,086,310
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	775,954	776,186
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	1,241,497	1,241,497
Total Money Market Funds (Cost $3,103,995)		3,103,993
TOTAL INVESTMENTS IN SECURITIES—99.82% (Cost $167,870,968)		188,991,935
OTHER ASSETS LESS LIABILITIES–0.18%		342,406
NET ASSETS–100.00%		$189,334,341
Investment Abbreviations:
NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $1,262,795, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,928,090	$—	$5,928,090
Brazil	1,058,258	—	—	1,058,258
Canada	5,148,076	—	—	5,148,076
Chile	172,328	—	—	172,328
China	—	10,072,215	—	10,072,215
France	23,179	2,794,917	—	2,818,096
Germany	—	9,049,113	—	9,049,113
Hong Kong	—	11,227,313	—	11,227,313
India	—	431,389	—	431,389
Indonesia	—	312,198	—	312,198
Ireland	—	557,587	—	557,587
Japan	—	20,711,596	—	20,711,596
Malaysia	—	261,130	—	261,130
Malta	—	—	0	0
Mexico	936,735	—	—	936,735
Netherlands	523,218	—	—	523,218
Philippines	—	1,680,398	469	1,680,867
Singapore	—	4,006,181	—	4,006,181
South Africa	—	1,251,208	—	1,251,208
Spain	—	1,931,694	—	1,931,694
Sweden	—	3,357,759	—	3,357,759
Switzerland	—	1,441,526	—	1,441,526
Thailand	843,318	24,673	—	867,991
Turkey	—	56,143	—	56,143
United Arab Emirates	—	104,002	—	104,002
United Kingdom	—	7,406,227	—	7,406,227
United States	94,577,002	—	—	94,577,002
Money Market Funds	3,103,993	—	—	3,103,993
Total Investments	$106,386,107	$82,605,359	$469	$188,991,935
Invesco V.I. Global Real Estate Fund